Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Share	Additional Paid in Capital	Statutory Reserves	Retained Earnings (accumulated deficit)	Accumulated Other Comprehensive Loss	Noncontrolling interests	Total
Balance at Jul. 31, 2020		$ 9,402	$ 30,593,370	$ 355,912	$ (13,491,659)	$ (63,766)	$ 17,214,483	$ 34,617,742
Balance (in Shares) at Jul. 31, 2020	[1]	9,402,935
Cancellation of ordinary shares in connection with disposal of LGC		$ (1,111)	(5,998,881)					(5,999,992)
Cancellation of ordinary shares in connection with disposal of LGC (in Shares)	[1]	(1,111,110)
Issuance of ordinary shares pursuant to registered direct offering		$ 870	3,544,130					3,545,000
Issuance of ordinary shares pursuant to registered direct offering (in Shares)	[1]	869,565
Disposal of LGC			(20,581)			(105,257)	(16,733,390)	(16,859,228)
Net loss					(7,635,398)		(346,780)	(7,982,178)
Foreign currency translation adjustment						114,942	(134,313)	(19,371)
Balance at Jan. 31, 2021		$ 9,161	28,118,038	355,912	(21,127,057)	(54,081)		7,301,973
Balance (in Shares) at Jan. 31, 2021	[1]	9,161,390
Balance at Jul. 31, 2021		$ 9,161	31,428,619	355,912	(22,055,433)	(175,220)	120,809	9,683,848
Balance (in Shares) at Jul. 31, 2021	[1]	9,161,390
Issuance of ordinary shares pursuant to exercise of warrants		$ 460	1,067,737					1,068,197
Issuance of ordinary shares pursuant to exercise of warrants (in Shares)	[1]	459,986
Issuance of ordinary shares as fractional shares of reverse stock split	[1]	$ 6	(6)
Issuance of ordinary shares as fractional shares of reverse stock split (in Shares)	[1]	6,076
Withdrawal of investment by a limited partner of ATIF LP (Note 1)			(1,000,000)					(1,000,000)
Appropriation of investment gain to the limited partner of ATIF LP (Note 1)							(107,845)	(107,845)
Net loss					(2,164,445)		(89,249)	(2,253,694)
Foreign currency translation adjustment						(5,084)		(5,084)
Balance at Jan. 31, 2022		$ 9,627	$ 31,496,350	$ 31,496,350	$ (24,219,878)	$ (180,304)	$ (76,285)	$ 7,385,422
Balance (in Shares) at Jan. 31, 2022	[1]	9,627,452

[1]	Retrospectively restated due to five for one reverse stock split, see Note 14